Consolidating Guarantor and Nonguarantor Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Consolidating Guarantor and Nonguarantor Financial Information [Abstract]
Consolidating Guarantor and Nonguarantor Financial Information
Consolidating Guarantor and Nonguarantor Financial Information

The following consolidating financial information presents the Statements of Comprehensive Income (Loss), Balance Sheets, and Cash Flows related to Boise Cascade. The Senior Notes are guaranteed fully and unconditionally and jointly and severally by each of our existing and future subsidiaries (other than our foreign subsidiaries). Each of our existing subsidiaries that is a guarantor of the Senior Notes is 100% owned by Boise Cascade. Other than the consolidated financial statements and footnotes for Boise Cascade and the consolidating financial information, financial statements and other disclosures concerning the guarantors have not been presented because management believes that such information is not material to investors. The reclassifications to net income from accumulated other comprehensive loss are recorded primarily in our guarantor subsidiaries.

Furthermore, the cancellation provisions in the related indenture regarding guarantor subsidiaries are customary, and they do not include an arrangement that permits a guarantor subsidiary to opt out of the obligation prior to or during the term of the debt. Each guarantor subsidiary is automatically released from its obligations as a guarantor upon the sale of the subsidiary or substantially all of its assets to a third party, the designation of the subsidiary as an unrestricted subsidiary for purposes of the covenants included in the indenture, the release of the indebtedness under the indenture, or if the issuer exercises its legal defeasance option or the discharge of its obligations in accordance with the indenture governing the Senior Notes.
Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$848,515	$3,780	$—	$852,295
Intercompany	—	—	2,920	(2,920)	—
	—	848,515	6,700	(2,920)	852,295

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	746,539	7,692	(3,235)	750,996
Depreciation and amortization	33	8,429	304	—	8,766
Selling and distribution expenses	—	59,461	641	—	60,102
General and administrative expenses	4,045	5,891	—	315	10,251
Other (income) expense, net	5	261	(305)	—	(39)
	4,083	820,581	8,332	(2,920)	830,076

Income (loss) from operations	(4,083)	27,934	(1,632)	—	22,219

Foreign exchange loss	(200)	(69)	(22)	—	(291)
Interest expense	(4,781)	—	—	—	(4,781)
Interest income	27	35	—	—	62
	(4,954)	(34)	(22)	—	(5,010)

Income (loss) before income taxes and equity in net income of affiliates	(9,037)	27,900	(1,654)	—	17,209
Income tax provision	(6,797)	—	—	—	(6,797)

Income (loss) before equity in net income of affiliates	(15,834)	27,900	(1,654)	—	10,412
Equity in net income of affiliates	26,246	—	—	(26,246)	—
Net income (loss)	10,412	27,900	(1,654)	(26,246)	10,412

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,411	—	—	—	1,411
Amortization of prior service costs	14	—	—	—	14
Other comprehensive income, net of tax	1,425	—	—	—	1,425
Comprehensive income (loss)	$11,837	$27,900	$(1,654)	$(26,246)	$11,837

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Three Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$729,794	$3,106	$—	$732,900
Intercompany	—	—	3,276	(3,276)	—
	—	729,794	6,382	(3,276)	732,900

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	629,755	6,352	(3,500)	632,607
Depreciation and amortization	32	7,857	449	—	8,338
Selling and distribution expenses	—	59,691	777	—	60,468
General and administrative expenses	4,040	6,424	1	224	10,689
Other (income) expense, net	31	953	(331)	—	653
	4,103	704,680	7,248	(3,276)	712,755

Income (loss) from operations	(4,103)	25,114	(866)	—	20,145

Foreign exchange loss	(25)	(134)	(130)	—	(289)
Interest expense	(4,818)	—	—	—	(4,818)
Interest income	38	49	—	—	87
	(4,805)	(85)	(130)	—	(5,020)

Income (loss) before income taxes and equity in net income of affiliates	(8,908)	25,029	(996)	—	15,125
Income tax provision	(75)	(3)	—	—	(78)

Income (loss) before equity in net income of affiliates	(8,983)	25,026	(996)	—	15,047
Equity in net income of affiliates	24,030	—	—	(24,030)	—
Net income (loss)	15,047	25,026	(996)	(24,030)	15,047

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	1,958	—	—	—	1,958
Amortization of prior service costs	42	—	—	—	42
Other comprehensive income, net of tax	2,000	—	—	—	2,000
Comprehensive income (loss)	$17,047	$25,026	$(996)	$(24,030)	$17,047

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2013
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,590,898	$6,275	$—	$1,597,173
Intercompany	—	—	5,558	(5,558)	—
	—	1,590,898	11,833	(5,558)	1,597,173

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,388,126	13,662	(5,945)	1,395,843
Depreciation and amortization	79	16,553	611	—	17,243
Selling and distribution expenses	—	115,833	1,273	—	117,106
General and administrative expenses	8,148	11,762	—	387	20,297
Other (income) expense, net	7	487	(667)	—	(173)
	8,234	1,532,761	14,879	(5,558)	1,550,316

Income (loss) from operations	(8,234)	58,137	(3,046)	—	46,857

Foreign exchange loss	(230)	(113)	(28)	—	(371)
Interest expense	(9,672)	—	—	—	(9,672)
Interest income	55	69	—	—	124
	(9,847)	(44)	(28)	—	(9,919)

Income (loss) before income taxes and equity in net income of affiliates	(18,081)	58,093	(3,074)	—	36,938
Income tax benefit	54,310	—	—	—	54,310

Income (loss) before equity in net income of affiliates	36,229	58,093	(3,074)	—	91,248
Equity in net income of affiliates	55,019	—	—	(55,019)	—
Net income (loss)	91,248	58,093	(3,074)	(55,019)	91,248

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	2,806	—	—	—	2,806
Amortization of prior service costs	28	—	—	—	28
Other comprehensive income, net of tax	2,834	—	—	—	2,834
Comprehensive income (loss)	$94,082	$58,093	$(3,074)	$(55,019)	$94,082

Boise Cascade Company and Subsidiaries
Consolidating Statements of Comprehensive Income (Loss)
For the Six Months Ended June 30, 2012
(unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$1,314,042	$5,844	$—	$1,319,886
Intercompany	—	—	6,527	(6,527)	—
	—	1,314,042	12,371	(6,527)	1,319,886

Costs and expenses
Materials, labor, and other operating expenses, (excluding depreciation)	—	1,137,095	12,531	(6,895)	1,142,731
Depreciation and amortization	64	15,497	896	—	16,457
Selling and distribution expenses	—	112,750	1,532	—	114,282
General and administrative expenses	7,703	11,665	1	368	19,737
Other (income) expense, net	78	1,196	(989)	—	285
	7,845	1,278,203	13,971	(6,527)	1,293,492

Income (loss) from operations	(7,845)	35,839	(1,600)	—	26,394

Foreign exchange gain (loss)	26	(59)	(70)	—	(103)
Interest expense	(9,631)	—	—	—	(9,631)
Interest income	89	105	—	—	194
	(9,516)	46	(70)	—	(9,540)

Income (loss) before income taxes and equity in net income of affiliates	(17,361)	35,885	(1,670)	—	16,854
Income tax provision	(127)	(12)	—	—	(139)

Income (loss) before equity in net income of affiliates	(17,488)	35,873	(1,670)	—	16,715
Equity in net income of affiliates	34,203	—	—	(34,203)	—
Net income (loss)	16,715	35,873	(1,670)	(34,203)	16,715

Other comprehensive income, net of tax
Defined benefit pension plans
Amortization of actuarial loss	3,984	—	—	—	3,984
Amortization of prior service costs and other	83	—	—	—	83
Other comprehensive income, net of tax	4,067	—	—	—	4,067
Comprehensive income (loss)	$20,782	$35,873	$(1,670)	$(34,203)	$20,782

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$232,619	$36	$12	$—	$232,667
Receivables
Trade, less allowances	—	204,727	995	—	205,722
Related parties	17	417	—	—	434
Other	(87)	6,466	233	—	6,612
Inventories	—	361,849	6,501	—	368,350
Deferred income taxes	19,747	—	2	—	19,749
Prepaid expenses and other	4,672	7,049	130	—	11,851
	256,968	580,544	7,873	—	845,385

Property and equipment, net	612	252,441	8,256	—	261,309
Timber deposits	—	7,267	—	—	7,267
Deferred financing costs	7,279	—	—	—	7,279
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Deferred income taxes	44,819	—	—	—	44,819
Other assets	20	7,465	1	—	7,486
Investments in affiliates	639,843	—	—	(639,843)	—
Total assets	$949,541	$868,787	$16,130	$(639,843)	$1,194,615

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at June 30, 2013 (continued) (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current
Accounts payable
Trade	$10,894	$183,339	$973	$—	$195,206
Related parties	402	1,555	—	—	1,957
Accrued liabilities	—	—	—	—
Compensation and benefits	15,764	25,910	365	—	42,039
Interest payable	2,745	—	—	—	2,745
Other	1,979	28,137	759	—	30,875
	31,784	238,941	2,097	—	272,822

Debt
Long-term debt	250,000	—	—	—	250,000

Other
Compensation and benefits	195,384	—	—	—	195,384
Other long-term liabilities	10,411	4,036	—	—	14,447
	205,795	4,036	—	—	209,831

Commitments and contingent liabilities

Stockholders' equity
Preferred stock	—	—	—	—	—
Common stock	432	—	—	—	432
Additional paid-in capital	494,908	—	—	—	494,908
Accumulated other comprehensive loss	(118,395)	—	—	—	(118,395)
Retained earnings	85,017	—	—	—	85,017
Subsidiary equity	—	625,810	14,033	(639,843)	—
Total stockholders' equity	461,962	625,810	14,033	(639,843)	461,962
Total liabilities and stockholders' equity	$949,541	$868,787	$16,130	$(639,843)	$1,194,615
Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Deferred income taxes	—	—	2	—	2
Prepaid expenses and other	914	4,576	31	—	5,521
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004

Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2013 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$91,248	$58,093	$(3,074)	$(55,019)	$91,248
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(55,019)	—	—	55,019	—
Depreciation and amortization, including deferred financing costs and other	967	16,553	611	—	18,131
Stock-based compensation	1,073	—	—	—	1,073
Pension expense	5,434	—	—	—	5,434
Deferred income taxes	(66,314)	—	—	—	(66,314)
Other	—	(277)	—	—	(277)
Decrease (increase) in working capital
Receivables	253	(71,768)	28	—	(71,487)
Inventories	—	(41,570)	(974)	—	(42,544)
Prepaid expenses and other	49	(2,474)	(98)	—	(2,523)
Accounts payable and accrued liabilities	(2,932)	40,101	(336)	—	36,833
Pension contributions	(9,970)	—	—	—	(9,970)
Income taxes payable	(877)	1	(5)	—	(881)
Other	(3,397)	(1,148)	(1)	—	(4,546)
Net cash used for operations	(39,485)	(2,489)	(3,849)	—	(45,823)
Cash provided by (used for) investment
Expenditures for property and equipment	—	(13,932)	(110)	—	(14,042)
Proceeds from sales of assets	—	129	417	—	546
Other	1	(3)	12	—	10
Net cash provided by (used for) investment	1	(13,806)	319	—	(13,486)
Cash provided by (used for) financing
Net proceeds from issuance of common stock	262,599	—	—	—	262,599
Issuances of long-term debt	55,000	—	—	—	55,000
Payments of long-term debt	(80,000)	—	—	—	(80,000)
Financing costs	(321)	—	—	—	(321)
Other	—	—	191	—	191
Due to (from) affiliates	(19,469)	16,296	3,173	—	—
Net cash provided by financing	217,809	16,296	3,364	—	237,469
Net increase (decrease) in cash and cash equivalents	178,325	1	(166)	—	178,160
Balance at beginning of the period	54,294	35	178	—	54,507
Balance at end of the period	$232,619	$36	$12	$—	$232,667

Boise Cascade Company and Subsidiaries Consolidating Statements of Cash Flows For the Six Months Ended June 30, 2012 (unaudited)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$16,715	$35,873	$(1,670)	$(34,203)	$16,715
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(34,203)	—	—	34,203	—
Depreciation and amortization, including deferred financing costs and other	1,271	15,497	896	—	17,664
Pension expense	6,394	—	—	—	6,394
Other	(30)	(123)	(316)	—	(469)
Decrease (increase) in working capital, net of acquisitions
Receivables	936	(59,643)	(719)	(56)	(59,482)
Inventories	—	(34,363)	(791)	—	(35,154)
Prepaid expenses and other	104	(2,291)	(64)	—	(2,251)
Accounts payable and accrued liabilities	2,220	66,382	(423)	56	68,235
Pension contributions	(7,874)	—	—	—	(7,874)
Income taxes payable	(36)	12	(5)	—	(29)
Other	865	169	—	—	1,034
Net cash provided by (used for) operations	(13,638)	21,513	(3,092)	—	4,783
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(10,843)	(81)	—	(10,952)
Acquisitions of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	145	—	—	145
Other	(3)	2	—	—	(1)
Net cash used for investment	(31)	(13,051)	(81)	—	(13,163)
Cash provided by (used for) financing
Due to (from) affiliates	5,317	(8,454)	3,137	—	—
Net cash provided by (used for) financing	5,317	(8,454)	3,137	—	—
Net increase (decrease) in cash and cash equivalents	(8,352)	8	(36)	—	(8,380)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$173,974	$28	$73	$—	$174,075

Consolidating Guarantor and Nonguarantor Financial Information

The following consolidating financial information presents the Statements of Comprehensive Income (Loss), Balance Sheets, and Cash Flows related to Boise Cascade. The Senior Notes are guaranteed fully and unconditionally, and jointly and severally by each of our existing and future subsidiaries (other than our foreign subsidiaries). Each of our existing subsidiaries that is a guarantor of the Senior Notes is 100% owned by Boise Cascade. Other than the consolidated financial statements and footnotes for Boise Cascade and the consolidating financial information, financial statements and other disclosures concerning the guarantors have not been presented because management believes that such information is not material to investors.

Furthermore, the cancellation provisions of the guarantor subsidiaries are customary and they do not include an arrangement that permits a guarantor subsidiary to opt out of the obligation prior to or during the term of the debt. Each guarantor subsidiary is automatically released from its obligations as a guarantor upon the sale of the subsidiary or substantially all of its assets to a third party, the designation of the subsidiary as an unrestricted subsidiary for purposes of the covenants included in the indenture, the release of the indebtedness under the indenture, or if the issuer exercises its legal defeasance option or the discharge of its obligations in accordance with the indenture governing the Senior Notes.
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,746,208	$13,082	$—	$2,759,290
Intercompany	—	—	13,396	(13,396)	—
Related parties	—	19,772	—	—	19,772
	—	2,765,980	26,478	(13,396)	2,779,062

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	2,329,853	27,885	(14,564)	2,343,174
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	60,271	—	—	60,271
Depreciation and amortization	120	31,691	1,596	—	33,407
Selling and distribution expenses	—	231,593	3,462	—	235,055
General and administrative expenses	16,425	25,529	—	1,168	43,122
Other (income) expense, net	126	2,818	(2,042)	—	902
	16,671	2,681,755	30,901	(13,396)	2,715,931

Income (loss) from operations	(16,671)	84,225	(4,423)	—	63,131

Foreign exchange gain (loss)	149	(124)	12	—	37
Interest expense	(21,757)	—	—	—	(21,757)
Interest income	196	196	—	—	392
	(21,412)	72	12	—	(21,328)

Income (loss) before income taxes and equity in net income of affiliates	(38,083)	84,297	(4,411)	—	41,803
Income tax provision	(300)	(7)	—	—	(307)

Income (loss) before equity in net income of affiliates	(38,383)	84,290	(4,411)	—	41,496
Equity in net income of affiliates	79,879	—	—	(79,879)	—
Net income (loss)	41,496	84,290	(4,411)	(79,879)	41,496

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(8,432)	—	—	—	(8,432)
Amortization of actuarial loss	7,632	—	—	—	7,632
Amortization of prior service costs	416	—	—	—	416
Other comprehensive loss	(384)	—	—	—	(384)
Comprehensive income (loss)	$41,112	$84,290	$(4,411)	$(79,879)	$41,112

Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,215,983	$13,342	$—	$2,229,325
Intercompany	—	—	11,157	(11,157)	—
Related parties	—	18,763	—	—	18,763
	—	2,234,746	24,499	(11,157)	2,248,088

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,939,993	24,436	(11,810)	1,952,619
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	40,058	—	—	40,058
Depreciation and amortization	240	35,010	1,772	—	37,022
Selling and distribution expenses	—	202,254	2,744	—	204,998
General and administrative expenses	13,613	22,976	—	653	37,242
Other (income) expense, net	111	4,114	(1,030)	—	3,195
	13,964	2,244,405	27,922	(11,157)	2,275,134

Loss from operations	(13,964)	(9,659)	(3,423)	—	(27,046)

Foreign exchange gain (loss)	(510)	20	(7)	—	(497)
Interest expense	(18,987)	—	—	—	(18,987)
Interest income	185	222	—	—	407
	(19,312)	242	(7)	—	(19,077)

Loss before income taxes and equity in net loss of affiliates	(33,276)	(9,417)	(3,430)	—	(46,123)
Income tax provision	(216)	(24)	—	—	(240)

Loss before equity in net loss of affiliates	(33,492)	(9,441)	(3,430)	—	(46,363)
Equity in net loss of affiliates	(12,871)	—	—	12,871	—
Net loss	(46,363)	(9,441)	(3,430)	12,871	(46,363)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(83,528)	—	—	—	(83,528)
Amortization of actuarial loss	2,703	—	—	—	2,703
Amortization of prior service costs and other	175	—	—	—	175
Other comprehensive loss	(80,650)	—	—	—	(80,650)
Comprehensive loss	$(127,013)	$(9,441)	$(3,430)	$12,871	$(127,013)
Boise Cascade Company, and Subsidiaries Consolidating Statements of Comprehensive Income (Loss) For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Sales
Trade	$—	$2,200,379	$14,953	$—	$2,215,332
Intercompany	—	57	14,398	(14,455)	—
Related parties	—	25,259	—	—	25,259
	—	2,225,695	29,351	(14,455)	2,240,591

Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	—	1,930,316	31,442	(14,396)	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)	—	33,613	—	—	33,613
Depreciation and amortization	346	32,635	1,918	—	34,899
Selling and distribution expenses	—	201,079	1,385	—	202,464
General and administrative expenses	14,400	24,122	—	(59)	38,463
General and administrative expenses from related party	1,576	—	—	—	1,576
Other (income) expense, net	373	(4,881)	(116)	—	(4,624)
	16,695	2,216,884	34,629	(14,455)	2,253,753

Income (loss) from operations	(16,695)	8,811	(5,278)	—	(13,162)

Foreign exchange gain (loss)	12	(57)	397	—	352
Gain on repurchase of long-term debt	28	—	—	—	28
Interest expense	(21,005)	—	—	—	(21,005)
Interest income	386	404	—	—	790
	(20,579)	347	397	—	(19,835)

Income (loss) before income taxes and equity in net income of affiliates	(37,274)	9,158	(4,881)	—	(32,997)
Income tax provision	(215)	(66)	(19)	—	(300)

Income (loss) before equity in net income of affiliates	(37,489)	9,092	(4,900)	—	(33,297)
Equity in net income of affiliates	4,192	—	—	(4,192)	—
Net income (loss)	(33,297)	9,092	(4,900)	(4,192)	(33,297)

Other comprehensive loss
Defined benefit pension plans
Net actuarial loss	(4,027)	—	—	—	(4,027)
Amortization of actuarial loss	556	—	—	—	556
Amortization of prior service costs	178	—	—	—	178
Other comprehensive loss	(3,293)	—	—	—	(3,293)
Comprehensive income (loss)	$(36,590)	$9,092	$(4,900)	$(4,192)	$(36,590)

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$54,294	$35	$178	$—	$54,507
Receivables
Trade, less allowances	65	133,554	1,124	—	134,743
Related parties	16	658	—	—	674
Other	25	5,631	548	—	6,204
Inventories	—	320,279	5,527	—	325,806
Prepaid expenses and other	914	4,576	33	—	5,523
	55,314	464,733	7,410	—	527,457

Property and equipment, net	1,284	255,869	8,771	—	265,924
Timber deposits	—	6,221	—	—	6,221
Deferred financing costs	7,562	—	—	—	7,562
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	729	7,435	—	—	8,164
Investments in affiliates	565,355	—	—	(565,355)	—
Total assets	$630,244	$755,328	$16,181	$(565,355)	$836,398
Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2012 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$11,072	$128,565	$555	$—	$140,192
Related parties	402	1,548	—	—	1,950
Accrued liabilities
Compensation and benefits	17,272	43,938	604	—	61,814
Interest payable	3,188	—	—	—	3,188
Other	2,082	25,873	1,088	—	29,043
	34,016	199,924	2,247	—	236,187

Debt
Long-term debt	275,000	—	—	—	275,000

Other
Compensation and benefits	206,668	—	—	—	206,668
Other long-term liabilities	10,353	3,983	—	—	14,336
	217,021	3,983	—	—	221,004
Redeemable equity	6,443	—	—	—	6,443

Commitments and contingent liabilities

Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	256,927	—	—	—	256,927
Accumulated other comprehensive loss	(121,229)	—	—	—	(121,229)
Accumulated deficit	(38,231)	—	—	—	(38,231)
Subsidiary equity	—	551,421	13,934	(565,355)	—
Total stockholder's equity	97,764	551,421	13,934	(565,355)	97,764
Total liabilities and stockholder's equity	$630,244	$755,328	$16,181	$(565,355)	$836,398

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
ASSETS
Current
Cash and cash equivalents	$182,326	$20	$109	$—	$182,455
Receivables
Trade, less allowances	—	118,267	634	—	118,901
Related parties	935	301	—	—	1,236
Intercompany	—	56	—	(56)	—
Other	(90)	3,661	225	—	3,796
Inventories	—	278,580	5,398	—	283,978
Prepaid expenses and other	843	3,972	49	—	4,864
	184,014	404,857	6,415	(56)	595,230

Property and equipment, net	1,259	255,117	10,080	—	266,456
Timber deposits	—	8,327	—	—	8,327
Deferred financing costs	4,962	—	—	—	4,962
Goodwill	—	12,170	—	—	12,170
Intangible assets	—	8,900	—	—	8,900
Other assets	20	6,765	1	—	6,786
Investments in affiliates	557,925	—	—	(557,925)	—
Total assets	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Balance Sheets at December 31, 2011 (Continued)

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY
Current
Accounts payable
Trade	$8,633	$107,336	$789	$—	$116,758
Related parties	395	747	—	—	1,142
Intercompany	—	—	56	(56)	—
Accrued liabilities	—	—	—	—
Compensation and benefits	12,104	19,816	347	—	32,267
Interest payable	3,326	—	—	—	3,326
Other	2,470	21,045	971	—	24,486
	26,928	148,944	2,163	(56)	177,979

Debt
Long-term debt	219,560	—	—	—	219,560

Other
Compensation and benefits	200,248	—	—	—	200,248
Other long-term liabilities	10,076	3,600	—	—	13,676
	210,324	3,600	—	—	213,924
Redeemable equity	8,749	—	—	—	8,749

Commitments and contingent liabilities
Stockholder's equity
Preferred stock	—	—	—	—	—
Common stock	297	—	—	—	297
Additional paid-in capital	482,894	—	—	—	482,894
Accumulated other comprehensive loss	(120,845)	—	—	—	(120,845)
Accumulated deficit	(79,727)	—	—	—	(79,727)
Subsidiary equity	—	543,592	14,333	(557,925)	—
Total stockholder's equity	282,619	543,592	14,333	(557,925)	282,619
Total liabilities and stockholder's equity	$748,180	$696,136	$16,496	$(557,981)	$902,831

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2012

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$41,496	$84,290	$(4,411)	$(79,879)	$41,496
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(79,879)	—	—	79,879	—
Depreciation and amortization, including deferred financing costs and other	3,924	31,691	1,596	—	37,211
Pension expense	12,653	—	—	—	12,653
Other	(61)	(115)	(295)	—	(471)
Decrease (increase) in working capital, net of acquisitions	—		—	—
Receivables	772	(17,558)	(396)	(56)	(17,238)
Inventories	—	(41,699)	(129)	—	(41,828)
Prepaid expenses and other	(71)	(596)	15	—	(652)
Accounts payable and accrued liabilities	3,787	49,115	83	56	53,041
Pension contributions	(8,486)	—	—	—	(8,486)
Other	4,066	342	2	—	4,410
Net cash provided by (used for) operations	(21,799)	105,470	(3,535)	—	80,136
Cash provided by (used for) investment
Expenditures for property and equipment	(28)	(26,886)	(472)	—	(27,386)
Acquisition of businesses and facilities	—	(2,355)	—	—	(2,355)
Proceeds from sales of assets	—	246	—	—	246
Other	(4)	1	64	—	61
Net cash used for investment	(32)	(28,994)	(408)	—	(29,434)
Cash provided by (used for) financing
Issuances of long-term debt	300,000	—	—	—	300,000
Payments of long-term debt	(244,560)	—	—	—	(244,560)
Distributions to Boise Cascade Holdings, L.L.C.	(228,268)	—	—	—	(228,268)
Financing costs	(5,822)	—	—	—	(5,822)
Due to (from) affiliates	72,449	(76,461)	4,012	—	—
Net cash provided by (used for) financing	(106,201)	(76,461)	4,012	—	(178,650)
Net increase (decrease) in cash and cash equivalents	(128,032)	15	69	—	(127,948)
Balance at beginning of the period	182,326	20	109	—	182,455
Balance at end of the period	$54,294	$35	$178	$—	$54,507

Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2011

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net loss	$(46,363)	$(9,441)	$(3,430)	$12,871	$(46,363)
Items in net loss not using (providing) cash
Equity in net loss of affiliates	12,871	—	—	(12,871)	—
Depreciation and amortization, including deferred financing costs and other	2,450	35,010	1,772	—	39,232
Pension expense	11,368	—	—	—	11,368
Other	564	1,250	406	—	2,220
Decrease (increase) in working capital, net of acquisitions
Receivables	(866)	(15,369)	560	—	(15,675)
Inventories	—	(21,416)	517	—	(20,899)
Prepaid expenses and other	112	(183)	(1)	—	(72)
Accounts payable and accrued liabilities	(829)	3,130	(423)	—	1,878
Pension contributions	(13,621)	—	—	—	(13,621)
Other	(685)	(358)	(6)	—	(1,049)
Net cash used for operations	(34,999)	(7,377)	(605)	—	(42,981)
Cash provided by (used for) investment
Expenditures for property and equipment	(21)	(32,703)	(813)	—	(33,537)
Acquisitions of businesses and facilities	—	(5,782)	—	—	(5,782)
Proceeds from sales of assets	—	3,126	—	—	3,126
Other	(265)	(60)	(99)	—	(424)
Net cash used for investment	(286)	(35,419)	(912)	—	(36,617)
Cash provided by (used for) financing
Credit facility financing costs	(2,548)	—	—	—	(2,548)
Due to (from) affiliates	(44,205)	42,800	1,405	—	—
Net cash provided by (used for) financing	(46,753)	42,800	1,405	—	(2,548)
Net increase (decrease) in cash and cash equivalents	(82,038)	4	(112)	—	(82,146)
Balance at beginning of the period	264,364	16	221	—	264,601
Balance at end of the period	$182,326	$20	$109	$—	$182,455
Boise Cascade Company, and Subsidiaries Consolidating Statements of Cash Flows For the Year Ended December 31, 2010

	Boise Cascade Company (Parent)	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations	Consolidated
	(thousands)
Cash provided by (used for) operations
Net income (loss)	$(33,297)	$9,092	$(4,900)	$(4,192)	$(33,297)
Items in net income (loss) not using (providing) cash
Equity in net income of affiliates	(4,192)	—	—	4,192	—
Depreciation and amortization, including deferred financing costs and other	3,121	32,635	1,918	—	37,674
Pension expense	7,449	—	—	—	7,449
Management equity units expense	1,625	—	—	—	1,625
Gain on repurchase of long-term debt	(28)	—	—	—	(28)
Other	(2)	116	(457)	—	(343)
Decrease (increase) in working capital, net
Receivables	107	(6,398)	(47)	—	(6,338)
Inventories	—	(27,001)	(1,427)	—	(28,428)
Prepaid expenses and other	(251)	(71)	22	—	(300)
Accounts payable and accrued liabilities	847	30,369	1,203	—	32,419
Pension contributions	(3,873)	—	—	—	(3,873)
Other	3,057	678	(8)	—	3,727
Net cash provided by (used for) operations	(25,437)	39,420	(3,696)	—	10,287
Cash provided by (used for) investment
Expenditures for property and equipment	(10)	(34,675)	(1,066)	—	(35,751)
Proceeds from sales of assets	656	520	78	—	1,254
Other	—	(1,358)	402	—	(956)
Net cash provided by (used for) investment	646	(35,513)	(586)	—	(35,453)
Cash provided by (used for) financing
Issuances of long-term debt	45,000	—	—	—	45,000
Payments of long-term debt	(128,451)	—	—	—	(128,451)
Proceeds from Boise Cascade Holdings, L.L.C., for sale of shares of Boise Inc.	86,117	—	—	—	86,117
Due to (from) affiliates	(510)	(3,910)	4,420	—	—
Net cash provided by (used for) financing	2,156	(3,910)	4,420	—	2,666
Net increase (decrease) in cash and cash equivalents	(22,635)	(3)	138	—	(22,500)
Balance at beginning of the period	286,999	19	83	—	287,101
Balance at end of the period	$264,364	$16	$221	$—	$264,601